Commitments - Additional information (Details) £ in Thousands	Oct. 05, 2021 USD ($)	Sep. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments outstanding		£ 3,766
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70,000,000
Commitment, term	4 years
Commitment costs incurred		8,839	£ 6,459
Commitments outstanding		£ 42,647	£ 45,027